Pension and Severance Plans (Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	¥ (8,859)	¥ (16,723)
Net actuarial loss	311,128	299,852
Ending balance	302,269	283,129
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(45)	(488)
Net actuarial loss	71,906	73,404
Ending balance	¥ 71,861	¥ 72,916